Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [line items]
Account payables	$ 112,596	$ 63,461
Account payables to related parties	7,948	2,970
Trade payable	120,544	66,431
Trade, other payables and financial liabilities	121,330	66,683
Others [member]
Trade and other payables [line items]
Others	$ 786	$ 252